Related parties (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 24,821,000		$ 26,569,000
Share-based compensation	12,796,000		11,525,000
Post-employment benefits	4,323,000		5,914,000
Termination benefits	860,000		916,000
Total compensation	42,800,000		44,924,000
Advances receivable from JV Inkai LLP	124,533,000		$ 58,820,000
Cameco [member]
Disclosure of transactions between related parties [line items]
Percentage of related party amounts receivable			40.00%		40.00%
Interest income	5,603,000		$ 2,182,000
Purchases	$ 94,063,000	$ 72,007,000
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Description of any retirement benefit plan termination terms	Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs	Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs
Inkai [Member]
Disclosure of transactions between related parties [line items]
Loan facilities				$ 175,000,000
Interest rate basis	LIBOR plus 2%	LIBOR plus 2%
Loan oustanding				$ 91,320,000	$ 117,218,000